Fees Summary	Jan. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,750,000,000
Previously Paid Amount	0
Total Fee Amount	421,025
Total Offset Amount
Net Fee	$ 421,025